[redacted]

13003734

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

NOV 06 2013

Washington, DC 20549

CERT NYS
File No. 001-31940

November 6, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, F.N.B. Corporation, Depositary Shares, each Representing a 1/40th Interest in a Share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series E, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 6, 2013. Tentative listing date – November 11, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com